Stock-Based Compensation - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 18, 2010	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR	Mar. 31, 2011 Centurion Bank of Punjab Limited Employees Stock Option Scheme INR	Mar. 31, 2010 Centurion Bank of Punjab Limited Employees Stock Option Scheme INR	Mar. 31, 2009 Centurion Bank of Punjab Limited Employees Stock Option Scheme INR	Mar. 31, 2011 Employees Stock Option Scheme INR Year	Mar. 31, 2010 Employees Stock Option Scheme INR Year	Mar. 31, 2009 Employees Stock Option Scheme INR	Jan. 31, 2000 Employees Stock Option Scheme Plan ''A'' INR	Jun. 30, 2003 Employees Stock Option Scheme Plan ''B'' INR	Jun. 30, 2005 Employees Stock Option Scheme Plan ''C'' INR	Jun. 30, 2007 Employees Stock Option Scheme Plan ''D'' INR	Mar. 31, 2011 Employees Stock Option Scheme Plan "E" INR	Mar. 31, 2011 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2010 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2009 Employees Stock Option Scheme Modification of employee stock option schemes (excluding Employees Stock Option Schemes issued on acquisition of CBoP) INR	Mar. 31, 2011 Centurion Bank of Punjab Limited INR	Mar. 31, 2010 Centurion Bank of Punjab Limited INR
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance											50,000,000	50,000,000	50,000,000	75,000,000	100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											100.0	100.0	100.0	150.0	200.0
Employees' Stock Option Scheme, expiration									5
Employees' Stock Option Scheme, minimum vesting period									1
Employees' Stock Option Scheme, maximum vesting period									3
Stock-based compensation, options granted	32,967,500	32,967,500	36,341,250	6,265,000
Stock-based compensation, additional compensation cost due to plan modification								20.9	1,206.6							20.9	976.8	3,407.7
Stock-based compensation, intrinsic value of options exercised		16.6	14.2	2.0															178.8	784.5
Stock-based compensation, aggregate intrinsic value of options outstanding		81.0	102.7																380.2	579.5
Stock-based compensation, aggregate intrinsic value of options exercisable		81.0	29.3																380.2	579.5
Stock-based compensation, total stock compensation cost recognized under the plans						329.3	346.6	3,407.7	3,251.3	1,624.9
Stock-based compensation, total estimated compensation cost to be recognized in future periods								3,327.8	2,139.9
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)								0.85